INTANGIBLE ASSETS—NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Finite-Lived Intangible Assets
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships—Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships—Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology-APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology-Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method

	$32,900,000

ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Schedule of Finite-Lived Intangible Assets	Intangible assets—net, consist of the following:

	2022	2021
Software	$241,664	$226,664
Less: accumulated amortization	92,731	12,593

Intangible assets—net	$148,933	$214,071